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March 10, 2006

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re: ML OF NEW YORK VARIABLE ANNUITY SEPARATE ACCOUNT
    ML of New York Portfolio Plus - 33-40858 and 33-40911

Commissioners:

ML Life Insurance Company of New York (the "Company"), on behalf of Registrant, has sent or will send to contract owners the annual reports for the period ended December 31, 2005, for the following underlying mutual funds ("Funds") in which Registrant invests:

ANNUAL REPORT FILINGS:

FAM VARIABLE SERIES FUNDS, INC.
Mercury American Balanced V.I. Fund
Mercury Basic Value V.I. Fund
Mercury Core Bond V.I. Fund
Mercury Domestic Money Market V.I. Fund
Mercury Global Allocation V.I. Fund
Mercury Global Growth V.I. Fund
Mercury High Current Income V.I. Fund
Mercury Index 500 V.I. Fund
Mercury International Value V.I. Fund
Mercury Large Cap Core V.I. Fund
Mercury Value Opportunities V.I. Fund

Some of the funds listed above may not be available under every policy or contract offered by the Registrant.

The Company understands that the Funds have filed or will file their annual reports with the Commission under separate cover.

Please direct any question or comment regarding the enclosed to the undersigned at (609) 274-5395.

Very truly yours,


/s/ Kirsty Lieberman
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                      ML Life Insurance Company of New York
                            1300 Merrill Lynch Drive
                          Pennington, New Jersey 08534
                  Home Office: 222 Broadway, New York, New York